PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.3%
Municipal Bonds
Alameda Corridor Trans. Auth. Rev., Sr. Lien, Series A, AGM	5.000%	10/01/43	1,000	$1,100,671
Anaheim Housing & Pub. Improvements Auth. Rev., Series C, Rfdg.	5.000	10/01/45	2,000	2,024,480
Anaheim Pub. Fing. Auth. Rev., Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.639(t)	09/01/36	1,500	964,304
Bay Area Toll Auth. Rev., Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	694,790
Beaumont Unif. Sch. Dist., Cap. Apprec., Election 2008, Series C, GO, AGM	4.398(t)	08/01/40	2,365	1,170,434
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,000	1,046,692
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,500	2,494,898
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,905	1,906,372
Green Bond, Series B-1 (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	3,825	3,791,677
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.810(cc)	02/01/52	1,120	1,026,245
Green Bonds, Series C	5.000	10/01/24	500	498,979
Green Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,000	2,119,519
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	666,967
Sr. Series A, Rfdg.	5.000	06/01/25	875	886,049
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,250,748
Sr. Series A, Rfdg.	5.000	06/01/29	1,475	1,571,181
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,026,885

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,148,828
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	691,791
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,033,227
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B(hh)	5.500	11/01/59	1,000	1,043,441
California Hlth. Facs. Fing. Auth. Rev.,
Adventist Hlth. Sys. West, Series A	5.250	12/01/42	1,000	1,085,236
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,565	1,597,250
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,131,106

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Cedars Sinai Med. Ctr., Series A	5.000%	08/15/25	535	$544,039
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,646,326
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,275	2,472,881
Initial Entrance Fees, Series A	3.850	11/15/27	500	494,449
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	4,365	4,686,953
Lucile Salter Packard Chil, Rfdg.	5.000	05/15/25	1,000	1,013,649
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,436
Rfdg. (Pre-refunded date 10/01/25)(ee)	5.000(cc)	10/01/39	1,000	1,019,242
Stanford Healthcare, Series A, Rfdg.	5.000	11/15/24	1,885	1,897,305
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	2,650	2,622,157
Sutter Hlth., Series A	5.000	11/15/30	500	524,455
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,185,584
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	928,239
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	1,000	1,006,435
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,000	1,945,441
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	395	384,963
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,005,008
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	796,743
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	1,006,724
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	907,634
Orange Cnty. Civic Ctr. Infrastructure Program Phase 2	5.000	06/01/43	1,500	1,569,160
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	287,130
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,394,423
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	323,272
Temps 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	593,469
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	1,045	1,023,205
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	776,527
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,986,049
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	985,495
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22^(d)	250	40,000
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39^(d)	500	80,000
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,002,259

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Sch. Fin. Auth. Rev., (cont’d.)
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000%	07/01/26	300	$293,410
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	250	247,763
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	681,421
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	700	702,796
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,018,560
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,509,819
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,528,120
California St.,
Bid Grp. C, GO	4.000	09/01/25	1,500	1,510,804
GO, Rfdg.	3.250	04/01/45	1,000	834,750
GO, Rfdg.	4.000	09/01/26	1,500	1,520,575
GO, Rfdg.	4.000	09/01/34	1,000	1,068,949
GO, Rfdg.	5.000	11/01/26	2,075	2,154,099
GO, Rfdg.	5.000	08/01/28	2,425	2,536,571
GO, Rfdg.	5.000	09/01/28	2,005	2,137,262
GO, Rfdg.	5.000	04/01/33	1,000	1,077,833
GO, Rfdg.	5.000	10/01/42	1,000	1,103,137
GO, Rfdg.	5.000	09/01/44	1,905	2,104,441
GO, Rfdg.	5.000	08/01/46	2,000	2,040,165
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,695,061
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,006
Var. Purp., GO	3.000	03/01/28	2,000	1,981,612
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,587,052
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,029,296
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	914,033
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	177,291
Var. Capital Proj., Series C, Rfdg.	5.000	09/01/32	1,000	1,120,395

California St. Univ. Rev., Series A	5.250	11/01/53	1,000	1,113,881
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	209,072
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	693,617
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,024,322
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,588,625
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	987,982
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,740,587
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,137,288

Coast Cmnty. Clg. Dist., CABS, GO, Rfdg. (Pre-refunded date 08/15/25)(ee)	3.358(t)	08/01/35	1,600	995,829
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	500,734

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Freddie Mac Multifamily Cert. Rev., FRETE 2023, ML18, Class X-CA	1.441%(cc)	09/25/37	9,875	$1,019,545
Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bonds, Series ML-13, Class X	0.956(cc)	07/25/36	16,557	875,012
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,134,896
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	690,130
Irvine Facs. Fing. Auth., Spl. Tax, Irvine Grt. Park Infrast. Proj., Series A, BAM	5.250	09/01/53	2,560	2,822,030
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	770,400
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,250,867
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	528	528,868
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	2,865,294
Series A	5.500	11/15/30	1,475	1,578,079
Series A	5.500	11/15/32	440	478,710
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.250	05/15/48	1,000	1,028,558
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,116,509
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,050,949
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	943,806
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,307,098
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,650,146

Los Angeles Cmnty. Clg. Dist., 2016 Elect., Series C-1, GO	5.000	08/01/24	4,115	4,125,298
Los Angeles Cnty. Rev., TRANS	5.000	06/28/24	1,800	1,801,283
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A	5.000	07/01/39	1,000	1,066,974
Series A, Rfdg.	5.000	07/01/24	2,000	2,002,271
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A, Rfdg.	5.250	07/01/53	1,000	1,102,936
Series B, Rfdg.	5.000	07/01/43	1,115	1,170,832

Los Angeles Rev., TRANS	5.000	06/27/24	2,000	2,000,556
Los Angeles Unif. Sch. Dist.,
Series A, GO, Rfdg.	5.000	07/01/25	1,500	1,526,124
Series A, GO, Rfdg.	5.000	07/01/34	1,000	1,157,183

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Metro. Wtr. Dist. of Southern Calif. Rev., Series B, Rfdg.	3.000%	07/01/28	2,000	$1,958,765
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,243,599
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,810	4,808,803
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,304,015
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,425	1,500,518

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	1,002,812
Oakland, Measure U, Series A-1, GO	5.500	07/15/53	1,685	1,912,879
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,153,582
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,516,631

Orange Cnty. Trans. Auth. Rev., I-405 Impt. Proj., BANS, ETM(ee)	5.000	10/15/24	3,175	3,188,585
Oxnard Union High Sch. Dist., Election 2018, Series C, GO	3.500	08/01/45	1,250	1,123,093
Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000	09/01/39	750	819,796
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.599(t)	08/01/26	1,485	1,374,427
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,797,541

Port of Los Angeles Rev., Series A, Rfdg., AMT	5.000	08/01/24	1,335	1,336,862
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	781,024
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,453,025
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,280,913
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,245
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,252

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,011,302
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	2.875(t)	07/01/24	1,429	1,425,552
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,169,236

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000%	07/01/32	2,100	$2,195,088
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,395,527
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.147(t)	07/01/33	1,683	1,159,122
Series A-1, CABS	3.555(t)	07/01/24	2,506	2,498,352
Series A-1, CABS	3.947(t)	07/01/27	2,645	2,344,413

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	450,864
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	191,832
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,026,731
Riverside Cnty. Rev., TRANS	5.000	06/28/24	1,000	1,000,717
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	303,812
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,166,890

Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,114,823
Sacramento Muni. Util. Dist. Rev., Green Bonds, Series H, Rfdg.	5.000	08/15/39	465	508,064
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/34	1,000	1,065,639
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,050,002
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,466,873
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	625,548

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,009,603
San Diego Unif. Sch. Dist.,
Election of 2008, Series SR-4C, GO, Rfdg.(hh)	5.000	07/01/34	1,000	1,114,780
Election of 2012, Series ZR-5C, GO, Rfdg.(hh)	5.000	07/01/40	1,000	1,079,901
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	410,791
2nd Series, Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,110,631
San Francisco Intl. Arpt., Second Series A, Rfdg., AMT(hh)	5.250	05/01/41	1,000	1,078,662
Series D, Rfdg., AMT	5.000	05/01/26	1,980	2,025,395
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	2,330	2,407,170

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax	6.500%	09/01/25	815	$816,557
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,009
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	3.369(t)	08/01/29	1,250	1,051,746
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	3.349(t)	08/01/28	1,055	918,584
Southern Calif. Pub. Pwr. Auth. Rev., Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	1,000	1,050,556
Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,900,879
Territory of Guam. Rev., Series F, Rfdg.	5.000	01/01/31	1,525	1,599,775
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,026,235
Series P	5.000	05/15/36	1,725	1,943,866
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,289,306
Series BS, Rfdg.	5.000	05/15/43	1,000	1,117,740

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,220,445
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,000,633

Total Long-Term Investments (cost $238,576,592)				233,109,952

Short-Term Investment 1.4%

	Shares
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,283,569)(wb)		3,283,569	3,283,569

TOTAL INVESTMENTS 100.7% (cost $241,860,161)				236,393,521
Liabilities in excess of other assets(z) (0.7)%				(1,659,019)

Net Assets 100.0%				$234,734,502

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $120,000 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$1,101,938	$16,174
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).